Financial Instruments (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
USD [Member] | Scotiabank Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate and exchange rate on bank bonds	Flow interest rate and exchange rate on bank bonds
Financial assets and liabilities, at fair value	$ 255,898	$ 55,526
Maturity	06-18-2021	06-18-2021
USD [Member] | Scotiabank Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 8,564,481	$ 8,201,343
USD [Member] | Scotiabank Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 8,820,379	$ 8,256,869
UF [Member] | Banco de Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 3,766,678	$ 2,130,577
Maturity	09-15-2021	09-15-2021
UF [Member] | Banco de Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 55,466,642	$ 58,257,462
UF [Member] | Banco de Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 59,233,320	$ 60,388,039